CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
COMMUNICATION SERVICES - 2.0%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd.	45,914	$2,802,467	(a)

Wireless Telecommunication Services - 0.9%
Vodafone Group PLC	1,355,670	2,385,109	(a)

TOTAL COMMUNICATION SERVICES		5,187,576

CONSUMER DISCRETIONARY - 13.0%
Automobiles - 2.6%
Bayerische Motoren Werke AG	40,820	4,264,201	(a)
Honda Motor Co. Ltd.	84,707	2,486,773	(a)

Total Automobiles		6,750,974

Hotels, Restaurants & Leisure - 5.0%
Compass Group PLC	179,734	4,079,801	(a)
Galaxy Entertainment Group Ltd.	429,386	2,496,776	*(a)
Marston’s PLC	2,985,110	3,264,851	*(a)
Melia Hotels International SA	379,690	2,882,112	*(a)

Total Hotels, Restaurants & Leisure		12,723,540

Household Durables - 2.2%
Bellway PLC	81,066	3,119,819	(a)
Vistry Group PLC	180,094	2,505,441	(a)

Total Household Durables		5,625,260

Internet & Direct Marketing Retail - 0.0%††
JD.com Inc., Class A Shares	993	37,029	*(a)

Specialty Retail - 1.6%
Industria de Diseno Textil SA	137,520	4,155,108	(a)

Textiles, Apparel & Luxury Goods - 1.6%
Cie Financiere Richemont SA, Registered Shares	27,598	4,002,251	(a)

TOTAL CONSUMER DISCRETIONARY		33,294,162

CONSUMER STAPLES - 5.2%
Beverages - 3.1%
Anheuser-Busch InBev SA/NV	42,261	2,662,653	(a)
Coca-Cola Femsa SAB de CV, ADR	50,130	2,647,867
Treasury Wine Estates Ltd.	331,250	2,494,049	(a)

Total Beverages		7,804,569

Personal Products - 2.1%
Amorepacific Corp.	21,410	2,800,088	*(a)
Unilever PLC	52,121	2,649,868	(a)

Total Personal Products		5,449,956

TOTAL CONSUMER STAPLES		13,254,525

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Inpex Corp.	562,555	$5,648,294	(a)
Shell PLC	236,336	5,996,526
TotalEnergies SE	178,511	10,111,212	(a)

TOTAL ENERGY		21,756,032

FINANCIALS - 20.9%
Banks - 15.9%
Banco Bilbao Vizcaya Argentaria SA	1,169,350	7,442,780	(a)
Barclays PLC	3,175,874	8,536,637	(a)
BAWAG Group AG	84,180	5,055,278	(a)(b)
BNP Paribas SA	127,054	9,079,611	(a)
KBC Group NV	48,120	4,177,023	(a)
Shinhan Financial Group Co. Ltd.	63,913	2,044,780	(a)
Standard Chartered PLC	577,983	4,230,997	(a)

Total Banks		40,567,106

Capital Markets - 3.5%
Julius Baer Group Ltd.	92,210	6,023,415	(a)
Korea Investment Holdings Co. Ltd.	48,658	2,977,099	*(a)

Total Capital Markets		9,000,514

Insurance - 1.5%
AXA SA	122,560	3,879,110	(a)

TOTAL FINANCIALS		53,446,730

HEALTH CARE - 7.7%
Health Care Providers & Services - 1.5%
Fresenius Medical Care AG & Co. KGaA	57,172	3,859,256	(a)

Pharmaceuticals - 6.2%
Bayer AG, Registered Shares	48,241	2,924,608	(a)
Hikma Pharmaceuticals PLC	86,885	2,441,753	(a)
Roche Holding AG	12,370	4,783,058	(a)
Sanofi	54,310	5,645,593	(a)

Total Pharmaceuticals		15,795,012

TOTAL HEALTH CARE		19,654,268

INDUSTRIALS - 19.5%
Aerospace & Defense - 2.9%
Airbus SE	25,465	3,250,841	*(a)
Bombardier Inc., Class B Shares	1,112,011	1,478,424	*
MTU Aero Engines AG	12,201	2,572,833	(a)

Total Aerospace & Defense		7,302,098

See Notes to Schedule of Investments.

2	ClearBridge International Value Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
Airlines - 1.1%
Japan Airlines Co. Ltd.	149,258	$2,817,785	*(a)

Electrical Equipment - 3.1%
Schneider Electric SE	22,100	3,756,845	(a)
Sensata Technologies Holding PLC	73,609	4,222,212	*

Total Electrical Equipment		7,979,057

Industrial Conglomerates - 2.2%
Hitachi Ltd.	73,265	3,818,923	(a)
Jardine Cycle & Carriage Ltd.	120,400	1,809,201	(a)

Total Industrial Conglomerates		5,628,124

Machinery - 5.5%
CNH Industrial NV	162,111	2,452,739
GEA Group AG	50,400	2,363,500	(a)
KION Group AG	65,096	5,939,244	(a)
Metso Outotec oyj	321,700	3,437,626	(a)

Total Machinery		14,193,109

Marine - 2.1%
A.P. Moller - Maersk A/S, Class B Shares	1,515	5,436,585	(a)

Trading Companies & Distributors - 2.6%
Brenntag SE	38,860	3,305,325	(a)
Marubeni Corp.	316,720	3,280,097	(a)

Total Trading Companies & Distributors		6,585,422

TOTAL INDUSTRIALS		49,942,180

INFORMATION TECHNOLOGY - 4.1%
IT Services - 0.6%
TravelSky Technology Ltd., Class H Shares	892,087	1,671,063	(a)

Semiconductors & Semiconductor Equipment - 1.8%
Infineon Technologies AG	112,870	4,610,632	(a)

Software - 1.0%
SAP SE	19,850	2,457,635	(a)

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co. Ltd.	30,007	1,858,650	(a)

TOTAL INFORMATION TECHNOLOGY		10,597,980

MATERIALS - 14.3%
Chemicals - 4.7%
BASF SE	70,680	5,367,798	(a)
Nutrien Ltd.	93,320	6,517,681

Total Chemicals		11,885,479

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY			SHARES	VALUE
Construction Materials - 3.0%
Holcim Ltd.			73,510	$3,973,715	(a)
Wienerberger AG			103,342	3,734,514	(a)

Total Construction Materials				7,708,229

Containers & Packaging - 0.7%
Greatview Aseptic Packaging Co. Ltd.			4,862,505	1,876,754	(a)

Metals & Mining - 5.9%
Glencore PLC			1,835,180	9,592,345	(a)
Newcrest Mining Ltd.			173,650	2,672,190	(a)
POSCO			12,479	2,821,055	(a)

Total Metals & Mining				15,085,590

TOTAL MATERIALS				36,556,052

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
Daito Trust Construction Co. Ltd.			25,928	2,969,019	(a)

TOTAL COMMON STOCKS (Cost - $193,085,587)				246,658,524

	RATE
PREFERRED STOCKS - 2.5%
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 2.5%
Volkswagen AG (Cost - $4,708,553)	2.649%		31,010	6,390,758	(a)(c)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Textiles, Apparel & Luxury Goods - 0.0%††
Cie Financiere Richemont SA (Cost - $0)		11/22/23	71,520	73,322	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,794,140)				253,122,604

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%		1,962,690	1,962,690
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%		490,673	490,673	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,453,363)				2,453,363

TOTAL INVESTMENTS - 99.7% (Cost - $200,247,503)				255,575,967
Other Assets in Excess of Liabilities - 0.3%				642,332

TOTAL NET ASSETS - 100.0%				$256,218,299

See Notes to Schedule of Investments.

4	ClearBridge International Value Fund 2022 Quarterly Report

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The rate shown represents the yield as of January 31, 2022.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $490,673 and the cost was $490,673 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge International Value Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Staples	$2,647,867	$10,606,658	—	$13,254,525
Energy	5,996,526	15,759,506	—	21,756,032
Industrials	8,153,375	41,788,805	—	49,942,180
Materials	6,517,681	30,038,371	—	36,556,052
Other Common Stocks	—	125,149,735	—	125,149,735
Preferred Stocks	—	6,390,758	—	6,390,758
Warrants	73,322	—	—	73,322

Total Long-Term Investments	23,388,771	229,733,833	—	253,122,604

Short-Term Investments†	2,453,363	—	—	2,453,363

Total Investments	$25,842,134	$229,733,833	—	$255,575,967

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,406,607	$1,994,608	1,994,608	$4,910,542	4,910,542	—	$39	—	$490,673

8